Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Disclosure of Share-based Payment Expense

	US Dollars
Figures in millions	2019	2018	2017
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	6	20	26
Deferred Share Plan (DSP)	13	—	—
Other	2	2	—
	21	22	26
Cash-settled share incentive scheme
Cash-settled Long Term Incentive Plan (CSLTIP)	21	13	7
Total share-based payment expense (note 10)	42	35	33

Disclosure of Fair Value and Terms of Equity Schemes

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

Award date (unvested awards and awards vested during the year)	2019
Calculated fair value	R	204.42

DSP 2 year
Vesting date 50%	21 Feb 2020
Vesting date 50%	21 Feb 2021

DSP 3 year
Vesting date 33%	21 Feb 2020
Vesting date 33%	21 Feb 2021
Vesting date 34%	21 Feb 2022

DSP 5 year
Vesting date 20%	21 Feb 2020
Vesting date 20%	21 Feb 2021
Vesting date 20%	21 Feb 2022
Vesting date 20%	21 Feb 2023
Vesting date 20%	21 Feb 2024

Expiry date	21 Feb 2029

Award date (unvested awards and awards vested during the year)	2019	2018		2017
Calculated fair value		R	119.14	R	152.87
Vesting date 50%		22 Feb 2019		1 Mar 2018
Vesting date 50%		22 Feb 2020		1 Mar 2019
Expiry date		22 Feb 2028		1 Mar 2027

Award date (unvested awards and awards vested during the year)
	2017	2016
Vesting date	1 March 2020	1 March 2019

Disclosure of Activity of Equity Schemes

	Number of shares
	2019	2018	2017
Awards outstanding at beginning of year	447,842	2,466,357	4,363,330
Awards lapsed during the year	—	(1,186,330)	(1,512,857)
Awards exercised during the year	(218,203)	(832,185)	(384,116)
Awards outstanding at end of year	229,639	447,842	2,466,357
Awards exercisable at end of year	229,639	447,842	455,914

Number of shares
2019
Awards outstanding at beginning of year
Awards granted during the year	1,669,191
Awards lapsed during the year	(55,208)
Awards exercised during the year	(14,623)
Awards outstanding at end of year	1,599,360

	Number of shares
	2019	2018	2017
Awards outstanding at beginning of year	112,578	95,378	97,651
Awards granted during the year	—	80,809	112,105
Awards lapsed during the year	(16,500)	(11,633)	(62,775)
Awards matched during the year	(72,151)	(51,976)	(51,603)
Awards outstanding at end of year	23,927	112,578	95,378

	Number of shares
	2019	2018	2017
Awards outstanding at beginning of year	4,557,919	4,479,679	4,198,285
Awards granted during the year	—	2,492,584	1,926,549
Awards lapsed during the year	(109,065)	(359,343)	(218,601)
Awards exercised during the year	(2,307,439)	(2,055,001)	(1,426,554)
Awards outstanding at end of year	2,141,415	4,557,919	4,479,679
Awards exercisable at end of year	1,207,936	1,588,512	1,904,021

	Number of units
	2019	2018	2017
Share units outstanding at beginning of year	3,815,761	4,469,618	2,464,630
Share units granted during the year	—	—	2,572,437
Share units lapsed during the year	(1,305,761)	(611,265)	(507,597)
Share units exercised during the year	(1,029,438)	(42,592)	(59,852)
Share units outstanding at end of year	1,480,562	3,815,761	4,469,618